Equity (Details)	Oct. 31, 2026 USD ($)	Oct. 31, 2026 HKD ($)	Sep. 24, 2026 USD ($)	Sep. 24, 2026 HKD ($)	Sep. 23, 2026 USD ($)	Sep. 23, 2026 HKD ($)	Sep. 22, 2026 USD ($) $ / shares	Sep. 22, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 30, 2026 USD ($)	Mar. 30, 2026 HKD ($)	Mar. 20, 2026 USD ($)	Mar. 20, 2026 HKD ($)	Feb. 01, 2026 USD ($) $ / shares	Feb. 01, 2026 HKD ($)	Mar. 26, 2025 USD ($)	Mar. 26, 2025 HKD ($)	Mar. 10, 2025 USD ($)	Mar. 10, 2025 HKD ($)	Feb. 01, 2025 USD ($) $ / shares	Feb. 01, 2025 HKD ($)	Jan. 17, 2024 USD ($)	Jan. 17, 2024 HKD ($)	Jan. 16, 2024 USD ($)	Jan. 16, 2024 HKD ($)	Jan. 11, 2024 USD ($)	Jan. 11, 2024 HKD ($)	Dec. 22, 2023 USD ($) $ / shares	Dec. 22, 2023 HKD ($)	Sep. 22, 2026 $ / shares	Feb. 01, 2026 $ / shares	Feb. 01, 2025 $ / shares	Dec. 22, 2023 $ / shares
Equity [Line Items]
Dividend per share | (per share)															$ 0.06						$ 0.03								$ 0.05			$ 0.48	$ 0.24	$ 0.41
Dividend amount															$ 1,179,000	$ 9,196,200					$ 600,000	$ 4,680,000							$ 1,000,000	$ 7,830,800
Amount paid in installments									$ 416,000	$ 3,244,800	$ 208,000	$ 1,622,400	$ 555,000	$ 4,329,000			$ 343,590	$ 2,680,000	$ 256,410	$ 2,000,000			$ 170,828	$ 1,337,583	$ 740,000	$ 5,794,200	$ 89,172	$ 698,217
Forecast [Member]
Equity [Line Items]
Dividend per share | (per share)							$ 0.05																								$ 0.37
Dividend amount	$ 484,516	$ 3,798,600	$ 127,551	$ 1,000,000	$ 39,898	$ 312,800	$ 249,362	$ 1,955,000
Forecast [Member] | 2026 Second Special Dividend [Member]
Equity [Line Items]
Dividend amount							$ 901,327	$ 7,066,400